Financial risk management - Types of hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk management
Carrying amount of hedging instruments	€ (49)	€ (40)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	(10)	(13)
Notional amount of hedged items	1,043	1,451
Change in intrinsic value of hedging instruments since 1 January	(31)	(44)
Change in value of hedged items used to determine hedge effectiveness	32	45
Cash flow hedges | Short
Risk management
Notional amount	1,029	1,451
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	34	(11)
Notional amount of hedged items	4,106	4,129
Change in intrinsic value of hedging instruments since 1 January	(51)	(83)
Change in value of hedged items used to determine hedge effectiveness	51	83
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	4,106	4,129
Fair value hedges
Risk management
Carrying amount of hedging instruments	1	(4)
Notional amount of hedged items	351	231
Change in intrinsic value of hedging instruments since 1 January	(4)	(13)
Change in value of hedged items used to determine hedge effectiveness	3	17
Fair value hedges | Short
Risk management
Notional amount	348	226
Fair value and cash flow hedges
Risk management
Carrying amount of hedging instruments	(51)	(46)
Notional amount of hedged items	(1,246)	(2,330)
Change in intrinsic value of hedging instruments since 1 January	132	9
Change in value of hedged items used to determine hedge effectiveness	(133)	(7)
Positive impact from cost of hedging of discontinued hedge relationships	9
Fair value and cash flow hedges | Long
Risk management
Notional amount	€ 1,246	€ 2,330